Accrued Liabilities and Other Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Other payables	$155,146	$30,011
Salary payable	413,791	497,257
Franchising subsidy	173,997	187,758
Accrued expenses	182,996	119,102

Total	$925,930	$834,128

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors and vendors other than for purchase of materials. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.

Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2011 and 2010:

	2011	2010
Other payables	$30,011	$151,182
Salary payable	497,257	669,710
Franchising subsidy	187,758	121,914
Accrued expenses	119,102	122,615

Total	$834,128	$1,065,421

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors, vendors other than for material purchase, and deposit from customers for purchases. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.